Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Financing Transactions [Abstract]
Summary of proceeds received from financial transactions

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2011
Teekay Tankers Public Offering	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placements	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101

2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

2009
Teekay Offshore Public Offerings	107,042	(2,291)	(2,742)	102,009
Teekay Tankers Public Offerings	68,600	—	(3,044)	65,556
Teekay LNG Public Offerings	170,237	(3,436)	(7,805)	158,996